Retirement benefits	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Retirement benefits

19. Retirement benefits

It is the policy of the Company to provide retirement benefits to all its South African, United Kingdom, United States, Brazilian and Australian employees. All these retirement benefits are defined contribution plans and are held in separate trustee-administered funds. These plans are funded by members as well as company contributions. The South African plan is subject to the Pension Funds Act of 1956, the UK plan is subject to the United Kingdom Pensions Act 2008 and the Australian plan is subject to the Superannuation Guarantee Administration Act of 1992. In Brazil, the Company contributes to a mandatory state social contribution plan known as Regime Geral de Previdência Social. In Romania there is a mandatory social security contribution paid to the state budget, as defined by the Pension Law (Law 263/2010) and the Fiscal Code (Law 227/2015). For the United States employees, a voluntary Internal Revenue Service section 401(k) tax-deferred as well as a Roth IRA post-tax defined contribution schemes are offered. The full extent of the Company’s liability, in respect of the retirement benefits offered, is the contributions made, which are charged to the Consolidated Statements of Income as they are incurred. The total Company contribution to such schemes for the years ended March 31, 2023 and 2024 were $2.0 million and $2.1 million, respectively.